IFRS 7 Disclosures - Variable Annuity and Segregated Fund Guarantees, Net of Reinsurance (Detail) - CAD CAD in Millions	Dec. 31, 2017	Dec. 31, 2016
Variable Annuity And Segregated Fund Guarantees Net Of Reinsurance [Line Items]
Total gross of reinsurance, Guarantee value	CAD 95,873	CAD 106,263
Total reinsured, Guarantee value	7,536	8,670
Total, net of reinsurance, Guarantee value	88,337	97,593
Total gross of reinsurance, Fund value	96,385	100,628
Total reinsured, Fund value	6,707	7,105
Total, net of reinsurance, Fund value	89,678	93,523
Total gross of reinsurance, Amount at risk	8,029	12,082
Total reinsured, Amount at risk	1,346	1,913
Total, net of reinsurance, Amount at risk	6,683	10,169
Amount at risk net of reinsurance	6,683	10,169
Guaranteed minimum income benefit [Member]
Variable Annuity And Segregated Fund Guarantees Net Of Reinsurance [Line Items]
Total gross of reinsurance, Guarantee value	5,201	5,987
Total gross of reinsurance, Fund value	4,195	4,432
Total gross of reinsurance, Amount at risk	1,074	1,570
Guaranteed minimum withdrawal benefit [Member]
Variable Annuity And Segregated Fund Guarantees Net Of Reinsurance [Line Items]
Total gross of reinsurance, Guarantee value	61,767	68,594
Total gross of reinsurance, Fund value	56,512	59,593
Total gross of reinsurance, Amount at risk	5,943	9,135
Guaranteed Minimum Accumulation Benefit 1 [Member]
Variable Annuity And Segregated Fund Guarantees Net Of Reinsurance [Line Items]
Total gross of reinsurance, Guarantee value	18,162	19,482
Total gross of reinsurance, Fund value	18,705	19,989
Total gross of reinsurance, Amount at risk	11	27
Living benefits [Member]
Variable Annuity And Segregated Fund Guarantees Net Of Reinsurance [Line Items]
Total gross of reinsurance, Guarantee value	85,130	94,063
Total reinsured, Guarantee value	4,522	5,241
Total gross of reinsurance, Fund value	79,412	84,014
Total reinsured, Fund value	3,667	3,903
Total gross of reinsurance, Amount at risk	7,028	10,732
Total reinsured, Amount at risk	911	1,349
Death benefits [Member]
Variable Annuity And Segregated Fund Guarantees Net Of Reinsurance [Line Items]
Total gross of reinsurance, Guarantee value	10,743	12,200
Total reinsured, Guarantee value	3,014	3,429
Total gross of reinsurance, Fund value	16,973	16,614
Total reinsured, Fund value	3,040	3,202
Total gross of reinsurance, Amount at risk	1,001	1,350
Total reinsured, Amount at risk	CAD 435	CAD 564